Provision for Employee Benefits	12 Months Ended
Dec. 31, 2024
Provision for Employee Benefits [Abstract]
PROVISION FOR EMPLOYEE BENEFITS
17.	PROVISION FOR EMPLOYEE BENEFITS

Prior to March 30, 2022, the Company had a retired benefit plan (“Plan A”), another plan (“Plan B”) was established in 2022, both plans are based on the requirements of the Thailand Labor Protection Act B.E.2541 (1998) (Revised 2019) to provide retirement benefits to employees based on pensionable remuneration and length of service which are considered as unfunded. The plan asset is unfunded and the Company will pay benefits when needed.

According to IAS 19 (Revised 2017), the use of Projected Unit Credit (PUC) Cost Method is required in order to determine the actuarial liability based on past service and expected future salary. Thus, the actuarially acceptable assumptions on salary scale are needed. Actuarial assumptions on other components of the benefit formulas are also required to measure the obligation such as demographic assumptions and financial assumptions. All of these assumptions are important because they are directly related to a possibility of actuarial gains and losses. Moreover, the obligations are measured on a discounted basis because they may be settled many years after the employees render the related service.

The following assumptions have been adopted for Plan A’s actuarial valuation:

Demographic Assumptions:

1.	Mortality Table (Annual Death Rate): Male and Female Thai Mortality Ordinary Tables of 2017 (TMO 2017) which is the latest mortality table from the Office of Insurance Commission in Thailand.

2.	Annual Disability Rate: 5% of the Male and Female TMO 2017.

3.	Annual Voluntary Resignation: Age related rates as follows.

Age Group (Years)	Annual Voluntarily Resignation Rate of Direct Cost Staff	Annual Voluntarily Resignation Rate of Indirect Cost Staff
Below 31	15%	22%
31-40	8%	15%
41-50	5%	12%
Above 50	0%	0%

Financial Assumptions:

1.	Discount Rate: Single weighted average discount rate is 2.40% per year based on the zero coupon yield rate of government bonds in Thailand from the Thai Bond Market Association (Thai BMA) as of December 31, 2024. Duration (or single weighted average remaining time to retire) is 11.64 years.

2.	Salary Increase Rate: 2.00% per year. The projected salary is calculated at the time of retirement or forced resignation.

3.	Taxes payable by the plan: The contributions are not a tax-deductible expense according to the Revenue Department in Thailand so there are no taxes payable by the plan

Movement in the present value of Plan A’s retired benefit obligation:

	As of December 31,
	2024	2023
Defined benefit obligations at January 1,	$4,910,067	$4,827,800
Benefits paid during the year	(443,213)	(578,457)
Current service costs	519,077	442,700
Interest	114,422	121,651
Past service cost and gain on settlement	79,935	37,677
Actuarial loss	352,577	3,431
Exchange differences	(5,077)	55,265
Defined benefit obligations at December 31,	$5,527,788	$4,910,067

The following table presents the sensitivity analysis for each significant actuarial assumption with a variation of 1.0% in the assumptions as of the end of the reporting period:

For the year ended December 31, 2024

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$5,070,154	$(457,634)	-8.28	-1	$6,060,911	$533,123	9.64
Salary Increase Rate	1	5,879,873	352,086	6.37	-1	5,221,419	(306,369)	-5.54
Turnover Rate	1	5,319,429	(208,359)	-3.77	-1	5,601,164	73,376	1.33
Life Expectancy	+1 Year	5,540,629	12,841	0.23	-1 Year	5,515,047	(12,741)	-0.23

For the year ended December 31, 2023

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$4,526,095	$(383,972)	-7.82	-1	$5,354,805	$444,737	9.06
Salary Increase Rate	1	5,197,550	287,483	5.86	-1	4,658,682	(251,385)	-5.12
Turnover Rate	1	4,749,274	(160,793)	-3.27	-1	4,961,641	51,574	1.05
Life Expectancy	+1 Year	4,920,291	10,224	0.21	-1 Year	4,899,921	(10,146)	-0.21

For the year ended December 31, 2022

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$4,500,166	$(327,634)	-6.79	-1	$5,201,435	$373,635	7.74
Salary Increase Rate	1	5,064,621	236,821	4.91	-1	4,617,667	(210,133)	-4.35
Turnover Rate	1	4,683,817	(143,983)	-2.98	-1	4,871,730	43,930	0.91
Life Expectancy	+1 Year	4,837,009	9,207	0.19	-1 Year	4,818,657	(9,143)	-0.19

Maturity profile of the defined benefit obligation as of December 31, are as follow:

Year	Defined Benefit Obligation
2025	$513,751
2026	259,610
2027	334,829
2028	249,094
2029	266,592
2030	367,826
2031	595,721
2032	227,444
2033	198,420
2034	379,742
2035-2049	14,197,001
>2049	8,227,099

The following assumptions have been adopted for Plan B’s actuarial valuation:

Demographic Assumptions:

1.	Mortality Table (Annual Death Rate): Male and Female Thai Mortality Ordinary Tables of 2017 (TMO 2017) which is the latest mortality table from the Office of Insurance Commission in Thailand.

2.	Annual Disability Rate: 5% of the Male and Female TMO 2017.

3.	Annual Voluntary Resignation: Age related rates as follows.

Age Group (Years)	Annual Voluntarily Resignation Rate of Indirect Cost Staff
Below 31	22%
31-40	15%
41-50	12%
Above 50	0%

Financial Assumptions:

1.	Discount Rate: Single weighted average discount rate is 2.66% per year based on the zero coupon yield rate of government bonds in Thailand from the Thai Bond Market Association (Thai BMA) as of December 31, 2024. Duration (or single weighted average remaining time to retire) is 18.18 years.

2.	Salary Increase Rate: 2.0% per year. The projected salary is calculated at the time of retirement or forced resignation.

3.	Taxes payable by the plan: The contributions are not a tax-deductible expense according to the Revenue Department in Thailand so there are no taxes payable by the plan

Movement in the present value of Plan B’s retired benefit obligation:

	As of December 31,
	2024	2023
Defined benefit obligations at January 1,	$25,915	$21,814
Benefits paid during the year	(10,163)	(2,884)
Current service costs	5,079	4,876
Interest	399	607
Past service cost and loss on settlement	9,729	2,491
Actuarial gain	(9,805)	(1,298)
Exchange differences	(216)	309
Defined benefit obligations at December 31,	$20,938	$25,915

The following table presents the sensitivity analysis for each significant actuarial assumption with a variation of 1.0% in the assumptions as of the end of the reporting period:

For the year ended December 31, 2024

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$18,348	$(2,590)	-12.37	-1	$24,001	3,063	14.63
Salary Increase Rate	1	23,546	2,608	12.46	-1	18,711	(2,227)	-10.63
Turnover Rate	1	19,029	(1,909)	-9.12	-1	22,192	1,254	5.99
Life Expectancy	+1 Year	20,992	54	0.26	-1 Year	20,884	(54)	-0.26

For the year ended December 31, 2023

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$23,156	$(2,760)	-10.65	-1	$29,123	$3,208	12.38
Salary Increase Rate	1	28,622	2,707	10.45	-1	23,565	(2,351)	-9.07
Turnover Rate	1	24,032	(1,883)	-7.27	-1	26,976	1,061	4.09
Life Expectancy	+1 Year	26,000	84	0.32	-1 Year	25,832	(84)	-0.32

Maturity profile of the defined benefit obligation as of December 31, are as follow:

Year	Defined Benefit Obligation
2025	$-
2026	-
2027	-
2028	-
2029	-
2030	-
2031	-
2032	-
2033	-
2034	-
2035-2049	220,881
>2049	203,717